Unaudited Condensed Consolidated Statement of Financial Position - GBP (£) £ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Non-current assets
Goodwill	£ 6,072	£ 5,985
Other Intangible assets, net	35,705	36,330
Property, plant and equipment, net	14,971	8,740
Investment in joint venture	139	424
Right-of-use assets, net	7,224	5,154
Other receivables	100	100
Investments in financial assets	2,145	2,145
Total non-current assets	66,356	58,878
Current assets
Trade receivables	84,087	1,189
Other receivables and contract assets	7,604	6,313
Current tax assets	12,721	11,754
Inventories	384	359
Cash and cash equivalents	547,302	562,173
Total current assets	652,098	581,788
Total assets	718,454	640,666
Capital and reserves
Share capital	61	60
Share premium	364,579	364,579
Deferred Shares	3	3
Foreign exchange reserve	(134)	(659)
Share-based payment reserve	15,821	12,930
Fair Value reserve	(199)	(199)
Merger reserve	54,213	54,213
Retained Earnings	118,772	135,886
Total equity attributable to owners of the parent	553,116	566,813
Non-current liabilities
Deferred tax liability, net	6,823	7,121
Contract liabilities and other advances	83,940	16,359
Loans	301	296
Lease liabilities	5,265	3,804
Provisions	737	537
Total non-current liabilities	97,066	28,117
Current liabilities
Trade payables	15,969	6,290
Other payables	11,402	8,409
Contract Liabilities and other advances	39,458	29,962
Lease liabilities	1,443	1,075
Total current liabilities	68,272	45,736
Total liabilities	165,338	73,853
Total equity and liabilities	£ 718,454	£ 640,666